SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Entity tax identification number	95-1142616
Plan number	003
Participants loans latest maturity date	Aug. 31, 2040
Participant loans	$ 33,644,234
Total	$ 1,848,635,418
Investment, Identifier [Axis]: BlackRock High Yield Bond Portfolio Institutional Shares, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:BlackrockHighYieldBondPortfolioInstitutionalSharesMember
Investment type	Mutual funds
Number of shares | shares	801,046
Current Value	$ 5,783,552
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Commingled Pension Trust Fund (Large Cap Growth) of JPMorgan Chase Bank, N.A.
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:CommingledPensionTrustFundLargeCapGrowthOfJpmorganChaseBankN.a.Member
Investment type	Commingled funds
Number of shares | shares	1,234,470
Current Value	$ 156,493,790
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA Global Real Estate Securities Portfolio, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:DfaGlobalRealEstateSecuritiesPortfolioMember
Investment type	Mutual funds
Number of shares | shares	164,180
Current Value	$ 1,718,964
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom Blend Retirement Fund Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlendRetirementFundClassSMember
Investment type	Commingled funds
Number of shares | shares	320,648
Current Value	$ 5,964,046
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2010 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2010CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	242,495
Current Value	$ 5,657,407
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2015 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2015CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	469,467
Current Value	$ 11,811,789
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2020 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2020CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	1,685,823
Current Value	$ 44,168,568
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2025 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2025CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	3,619,435
Current Value	$ 104,131,147
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2030 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2030CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	5,772,778
Current Value	$ 175,146,086
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2035 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2035CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	4,053,092
Current Value	$ 139,588,483
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2040 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2040CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	3,435,341
Current Value	$ 126,970,195
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2045 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2045CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	2,707,363
Current Value	$ 102,988,080
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2050 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2050CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	2,370,482
Current Value	$ 88,869,381
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2055 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2055CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	1,280,261
Current Value	$ 51,492,104
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2060 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2060CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	1,055,439
Current Value	$ 28,454,622
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2065 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2065CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	776,838
Current Value	$ 15,925,178
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2070 Commingled Pool Class S
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityFreedomBlend2070CommingledPoolClassSMember
Investment type	Commingled funds
Number of shares | shares	31,041
Current Value	$ 383,971
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Fidelity Brokerage Link
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsFidelityBrokeragelinkMember
Investment type	Self-directed brokerage accounts
Current Value	$ 17,198,004
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Fidelity Managed Income Portfolio II Class 2
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsFidelityManagedIncomePortfolioIiClass2Member
Investment type	Common collective trust
Current Value	$ 23,922,042
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Investments, Interest-bearing Cash
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInvestmentsInterestBearingCashMember
Investment type	Cash and cash equivalents
Current Value	$ 7,215,987
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity® Diversified International Commingled Pool Class A
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityDiversifiedInternationalCommingledPoolClassaMember
Investment type	Commingled funds
Number of shares | shares	2,277,054
Current Value	$ 54,649,302
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity® Inflation-Protected Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityInflationProtectedBondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	272,876
Current Value	$ 2,488,631
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity® U.S. Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:FidelityU.s.BondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	779,743
Current Value	$ 8,234,084
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Gabelli Funds, Gabelli US Treasury Money Market Fund
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:GabelliFundsGabelliUsTreasuryMoneyMarketFundMember
Investment type	Cash and cash equivalents
Current Value	$ 64,207,136
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Hartford Small Company HLS Fund Class IA, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:HartfordSmallCompanyHlsFundClassIaMember
Investment type	Mutual funds
Number of shares | shares	3,652,366
Current Value	$ 72,828,183
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Value Fund Class R6, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:MfsValueFundClassR6Member
Investment type	Mutual funds
Number of shares | shares	1,128,261
Current Value	$ 56,311,507
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO Total Return Institutional Class, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:PimcoTotalReturnInstitutionalClassMember
Investment type	Mutual funds
Number of shares | shares	3,986,407
Current Value	$ 35,319,567
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Reliance Inc, Common Stock
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:RelianceInc.SharesMember
Investment type	Reliance, Inc. stock fund
Number of shares | shares	608,179
Current Value	$ 175,684,668
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan 500 Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:Spartan500IndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	562,048
Current Value	$ 182,693,731
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:SpartanExtendedMarketIndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	66,205
Current Value	$ 12,606,002
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Spartan Total International Index Pool Class E
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:SpartanTotalInternationalIndexPoolClassEMember
Investment type	Commingled funds
Number of shares | shares	97,851
Current Value	$ 14,019,113
Investment party in interest	true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total International Bond Index Fund, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:VanguardTotalInternationalBondIndexFundMember
Investment type	Mutual funds
Number of shares | shares	38,344
Current Value	$ 742,348
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Victory Sycamore Small Company Opportunity, Mutual Funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Investment issuer name	rs:VictorySycamoreSmallCompanyOpportunityMember
Investment type	Mutual funds
Number of shares | shares	469,268
Current Value	$ 21,323,516
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Mutual funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 204,750,352
Commingled funds
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	1,322,012,995
Cash and cash equivalents
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Current Value	$ 71,423,123
Minimum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate (as a percent)	3.25%
Maximum
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
Loan interest rate (as a percent)	10.50%